Long-term debt - Schedule of Annual Maturities of the Principal Amount of Total Debt Due (Details)	Dec. 31, 2025 USD ($)
Schedule Of Annual Maturities Of The Principal Amount Of Total Debt Due Abstract
2026	$ 2,320,000
2027	2,320,000
2028	202,080,000
Total maturities	$ 206,720,000